1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1—Description of Business and Basis of Accounting/Presentation

Parametric Sound Corporation (“Parametric Sound” or the “Company”) is a technology company focused on delivering novel audio solutions. The Company’s HyperSonic® Sound or "HSS®" technology pioneered the practical application of parametric acoustic technology for generating audible sound along a directional ultrasonic column. The Company’s HSS-3000 products are compatible with standard media players and beam sound to target a specific listening area without the ambient noise of traditional speakers. The creation of sound using the Company’s technology also creates a unique sound image distinct from traditional audio systems.

The Company was incorporated in Nevada on June 2, 2010 as a new, wholly owned subsidiary of LRAD Corporation in order to effect the separation and spin-off of the HSS business. On September 27, 2010, the 100% spin-off was completed and we became a stand-alone, independent, publicly traded company. The Company’s corporate headquarters are located in Henderson, Nevada and product development and assembly is performed in San Diego, California. Principal markets for the Company’s products are North America, Europe and Asia.

Basis of Accounting

The accompanying unaudited interim financial statements have been prepared by the Company in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and pursuant to the applicable rules and regulations of the Securities and Exchange Commission. In the opinion of management, the accompanying financial statements contain all adjustments necessary in order make the financial statements not misleading. The condensed balance sheet as of September 30, 2011 was derived from the Company’s most recent audited financial statements. The financial statements herein should be read in conjunction with the Company’s audited financial statements and notes thereto for the fiscal year ended September 30, 2011, included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2011. Operating results for the three months ended December 31, 2011 may not necessarily be indicative of results to be expected for any other interim period or for the full year.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: valuation of inventory, impairment of intangible assets, the fair value of share-based compensation and warrants, valuation of acquired intangible assets and valuation allowance related to deferred tax assets.

Liquidity/Going Concern

The financial statements have been prepared on a going concern basis contemplating the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred a net loss of $531,017 for the three months ended December 31, 2011 and $1,484,458 for the year ended September 30, 2011 and has financed its operations to date from debt and equity financings. As of December 31, 2011 the Company’s working capital balance was $16,502 and the Company currently has no other sources of available financing. In July 2011 the Company commenced deliveries of its HSS-3000 products. There can be no assurance that the Company’s products will achieve the market success necessary to achieve profitable operations and to generate sufficient cash flow to fund the Company’s operations. The Company will be reliant on existing working capital or on obtaining additional debt or equity financing sufficient to sustain operations until profitability and positive cash flow can be achieved.

The continuation of the Company as a going concern is dependent on its ability to grow revenues, and if necessary, to obtain additional financing from outside sources. Management’s plans include (a) increasing HSS-3000 revenues from legacy customers and by obtaining new commercial customers, (b) developing new or improved products and audio solutions targeted for consumer audio markets, (c) pursuing a partnering and licensing strategy to commercialize products in consumer markets, (d) exercising cost controls to conserve cash, and (e) obtaining public or private financing. The Company intends on financing its market expansion and activities from the sale of public securities or obtaining additional financing from other traditional financing sources. There is no assurance that the Company will be successful in its plans in generating funds or obtaining additional financing to sustain its operations for twelve months or beyond. Should the Company be unable to generate funds from operations or obtain required financing, it may have to curtail operations, which may have a material adverse effect on its financial position and results of operations. The accompanying financial statements do not include any adjustments that would be necessary should the Company be unable to continue as a going concern and, therefore, be required to liquidate its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying financial statements.

Financial Instruments

At December 31, 2011, there was no difference between the carrying values of the Company’s cash equivalents and fair market value. For certain financial instruments, including accounts payable, accrued expenses and due to related party, the carrying amounts approximate fair value due to their relatively short maturities.

Reclassifications

Where necessary, the prior year’s information has been reclassified to conform to the current period’s statement presentation.

Loss Per Share

Basic loss per common share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per common share reflects the potential dilution of securities that could share in the earnings of an entity. The Company’s losses for the periods presented cause the inclusion of potential common stock instruments outstanding to be antidilutive. Stock options and warrants for a total of 5,665,000 and 2,955,000 shares of common stock were outstanding at December 31, 2011 and 2010, respectively. These securities are not included in the computation of diluted net loss per common share as their inclusion would be antidilutive.

Recent Accounting Pronouncements

The Company reviews new accounting standards as issued.  Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion.  The Company believes that none of the new standards will have a significant impact on its financial statements.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization and Business Description

Parametric Sound Corporation (“Parametric Sound” or the “Company”) is a technology company focused on delivering novel directed audio solutions. The Company’s HyperSonic Sound or “HSS” technology pioneered the practical application of parametric acoustic technology for generating audible sound along a directional ultrasonic column. The Company’s HSS-3000 products are compatible with standard media players and beam sound to target a specific listening area without the ambient noise of traditional speakers. The Company’s principal markets are North America, Europe and Asia.

In April 2010, the board of directors of LRAD Corporation approved a plan to separate its HSS product line into a new independent, stand-alone company. In a special meeting of stockholders held June 2, 2010, the proposal to separate the HSS business from LRAD was approved, and on June 2, 2010, LRAD created a new wholly owned subsidiary, Parametric Sound, into which the HSS business and substantially all of the assets of the business and associated intellectual property rights were contributed.

All outstanding shares of Parametric Sound common stock were distributed to the stockholders of LRAD Corporation on September 27, 2010 (“Spin-Off”), at a ratio of one share of Parametric Sound common stock for each two shares of LRAD Corporation’s common stock held as of the record date of September 10, 2010. LRAD Corporation retained no ownership or other form of interest in Parametric Sound subsequent to the Spin-Off. Following the Spin-Off, the Company’s operations consist solely of the operations described herein.

In connection with the Spin-Off, Parametric Sound and LRAD Corporation entered into a separation agreement and a tax sharing agreement. See Note 2 for further discussion regarding these agreements.

Basis of Accounting

The balance sheets as of September 30, 2011 and 2010 reflect the balances of Parametric Sound as an independent company. The statement of operations for the year ended September 30, 2011 reflects the activity of Parametric Sound as a stand-alone company. Amounts included in the statement of operations for the year ended September 30, 2010 reflect LRAD Corporation’s HSS business activities through September 27, 2010 adjusted for activity through September 30, 2010 including reimbursement of certain start-up, Spin-Off and technology costs expenditures on the Company’s behalf during its startup and development (see Note 2). The Company’s financial statements for the year ended September 30, 2010 include activity derived from LRAD Corporation’s historical consolidated financial statements using LRAD Corporation’s historical cost basis of assets and liabilities of the various activities that reflect the results of operations, financial condition and cash flows of Parametric Sound as a component of LRAD Corporation. Historically, the HSS business in LRAD Corporation operated as a product line and not a separate segment and not as an independent stand-alone business. For purposes of preparing the financial statements in the period prior to the September 27, 2010 Spin-Off, Parametric Sound was allocated certain expenses from LRAD Corporation with such expenses reflected in the statements of operations as expense allocations from LRAD Corporation. Until the Spin-Off, Parametric Sound was fully integrated with LRAD Corporation, including product development, production, sales and distribution, accounting, finance, treasury, payroll, legal services and investor relations.

Management believes that the assumptions and allocation methods underlying such prior year financial statements are reasonable in all material respects. However, the costs allocated to the Company are not necessarily indicative of the costs that would have been incurred if the Company operated as a stand-alone entity during the year ended September 30, 2010.

Going Concern

The financial statements have been prepared on a going concern basis contemplating the realization of assets and the satisfaction of liabilities in the normal course of business. The Company had a net loss of $1,484,458 for the year ended September 30, 2011 and has financed its operations from debt and equity financing. As of September 30, 2011 our working capital balance was approximately $428,000 and the Company has no other sources of financing. In July 2011 the Company commenced deliveries of new products based on improved HSS technology. Prior historical revenues are no indication of future revenues and there can be no assurance that the Company’s new products will achieve market success. The Company will be reliant on existing working capital or obtaining additional debt or equity financing sufficient to sustain operations until profitability can be achieved.

The continuation of the Company as a going concern is dependent on its ability to grow revenues, and if necessary, to obtain additional financing from outside sources. Management’s plans include (a) increasing HSS-3000 revenues from legacy customers and by obtaining new customers, (b) developing and introducing new products targeted for new directed audio markets, (c) exercising cost controls to conserve cash, and (d) if necessary, obtaining additional financing. There is no assurance that the Company will be successful in its plans or in generating or raising funds, if necessary, to sustain its operations for twelve months or beyond. Should the Company be unable to generate funds from operations or obtain required financing, it may have to curtail operations, which may have a material adverse effect on its financial position and results of operations. The accompanying financial statements do not include any adjustments that would be necessary should the Company be unable to continue as a going concern and, therefore, be required to liquidate its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying financial statements.

LRAD Corporation Net Investment

Because historically, the HSS business in LRAD Corporation operated as a product line and not a separate segment and not as an independent stand-alone business LRAD Corporation’s investment in Parametric Sound is shown in lieu of stockholder’s equity in the financial statements for periods prior to September 27, 2010. The net investment account represents cumulative investments in, distributions from and losses of the HSS business.

No cash or accounts receivable were transferred at the Spin-Off and Parametric Sound paid for all Spin-Off related costs and reimbursed technology development costs. LRAD Corporation retained certain inventory for outstanding customer orders and to support outstanding warranty obligations (See Note 2).

Loss Per Share

Basic loss per common share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per common share reflects the potential dilution of securities that could share in the earnings of an entity. The Company’s losses for the periods presented cause the inclusion of potential common stock instruments outstanding to be antidilutive. Stock options and warrants for a total of 3,335,000 and 1,400,000 shares of common stock were outstanding at September 30, 2011 and 2010, respectively. These securities are not included in the computation of diluted net loss per common share as their inclusion would be antidilutive.

For the year ended September 30, 2010 the net loss per basic and diluted share and the weighted-average shares outstanding were calculated based on the 15,306,064 shares issued in connection with the Spin-Off.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions (e.g., inventory valuation, valuation of intangible assets, warranty reserves, allocations of expenses incurred by LRAD Corporation and the fair value of financial instruments) that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and affect the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts of cash, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments. The fair value of warrants issued in September 2010 were estimated using a Black-Scholes valuation model (See Note 7).

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash equivalents. Due to the relative short nature of such investments, the carrying amount approximates fair value. The Company places its cash in demand deposit and money market accounts at one bank and such balances may at times be in excess of amounts insured by federal agencies, which is $250,000 as of September 30, 2011. The Company does not believe that it is subject to any unusual financial risk beyond the normal risk associated with commercial banking relationships. The Company performs periodic evaluations of the relative credit standing of these financial institutions. The Company has not experienced any significant losses on its cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

The Company had no accounts receivable or allowance for doubtful accounts at September 30, 2011 due to a policy of payment prior to shipment. The Company may make sales on credit in future periods whereupon it will make periodic evaluations of the creditworthiness of its customers and manage its exposure to losses from bad debts by limiting the amount of credit extended.

Contract Manufacturers

The Company uses contract manufacturers for production of certain components and sub-assemblies. The Company may provide parts and components to such parties from time to time but recognizes no revenue or markup on such transactions. The Company performs assembly of products in-house using components and sub-assemblies from a variety of contract manufacturers and suppliers.

Inventories

Inventories are valued at the lower of cost or net realizable value. The cost of substantially all of the Company’s inventory is determined by the weighted average cost method. Inventory is comprised of raw materials, assemblies and finished products intended for sale to customers. The Company evaluates the need for reserves for excess and obsolete inventories determined primarily based upon estimates of future demand for the Company’s products. At September 30, 2011 and 2010, the reserve for obsolescence related to certain raw materials obtained at the Spin-Off, some of which are being used to produce the Company’s HSS-3000 products.

Equipment, Tooling and Depreciation

Equipment and tooling is stated at cost. Depreciation on equipment and tooling is computed over the estimated useful lives of two to three years using the straight-line method. Upon retirement or disposition of equipment or tooling, the related cost and accumulated depreciation or amortization is removed and a gain or loss is recorded.

Intangibles

Patents, licenses and trademarks are carried at cost less accumulated amortization. Legal cost incurred to file, renew, or extend the term of recognized intangible assets are capitalized. Intangible assets are amortized over their estimated useful lives, which have been estimated to be 15 years for patents, licenses and trademarks protecting the Company’s products. The Company amortizes certain patents acquired in the Spin-Off, classified as defensive patents, over a weighted average of three years. The carrying value of intangibles is periodically reviewed and impairments, if any, are recognized when the expected future benefit to be derived from an individual intangible asset is less than its carrying value.

Revenue Recognition

The Company derives its revenue primarily from product sales. Product sales are recognized in the periods that products are shipped to customers (FOB shipping point) or when product is received by the customer (FOB destination), when the fee is fixed and determinable, when collection of resulting receivables is probable and there are no remaining obligations on the part of the Company.

Shipping and Handling Costs

Shipping and handling costs are included in cost of revenues. The amount of shipping and handling costs invoiced to customers is included in revenue. Shipping and handling costs were $628 and $9,469 for the fiscal years ended September 30, 2011 and 2010, respectively.

Research and Development Costs

Research and development costs are expensed as incurred.

Warranty Reserves

The Company warrants its products to be free from defects in materials and workmanship for a period of one year from the date of purchase. The warranty is generally a limited warranty. The Company currently provides direct warranty service. The Company establishes a warranty reserve based on anticipated warranty claims at the time revenue from product sales is recognized. Factors affecting warranty reserve levels include the number of units sold and anticipated cost of warranty repairs and anticipated rates of warranty claims. The Company evaluates the adequacy of the provision for warranty costs each reporting period.

Deferred Financing Costs

Costs related to the issuance of debt are capitalized and amortized to interest expense over the life of the related debt on a straight line basis which is not materially different from the results obtained using the effective interest method.

Classification of Warrants

 The Company accounts for warrants as either equity or liabilities based upon the characteristics and provisions of each particular instrument. Warrants valued and classified as equity are recorded as additional paid-in capital on the Company’s balance sheet and no further adjustment to valuation is made. The Company has no warrants or other derivative financial instruments that require separate accounting as liabilities and periodic revaluation.

Income Taxes

The Company accounts for its income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on temporary differences between financial statement and tax basis of assets and liabilities and net operating loss and credit carry-forwards using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.

The Company’s operations were included in LRAD Corporation’s consolidated U.S. federal and state income tax returns prior to the Spin-Off, therefore, the Company was not subject to taxation by federal and state authorities for the tax periods before the Spin-Off.  The Company filed a separate return for the short year tax period ended September 30, 2010. The provision for income taxes through the Spin-Off was determined on a separate return basis and based on earnings reported in the Company's statement of operations and comprehensive income.  The historical net operating loss carryforwards and tax credits generated by Parametric Sound prior to the Spin-Off remained with LRAD Corporation subsequent to the separation.

Comprehensive Loss

Comprehensive loss consists of net loss and other gains and losses affecting stockholders’ equity that under U.S. generally accepted accounting principles are excluded from reported net loss. There were no differences between net loss and comprehensive loss for any of the periods presented.

Impairment of Long-Lived Assets

Long-lived assets and identifiable intangibles held for use are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the sum of undiscounted expected future cash flows is less than the carrying amount of the asset or if changes in facts and circumstances indicate, an impairment loss is recognized and measured using the asset’s fair value.

Share-Based Compensation

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)  718, Compensation-Stock Compensation (“ASC 718”) and ASC 505-50, Equity-Based Payments to Non-Employees (“ASC 505-50”). ASC 718 requires measurement of all employee stock-based awards using a fair-value method and recording of related compensation expense in the financial statements over the requisite service period. Further, as required under ASC 718, the Company estimates forfeitures for stock-based awards that are not expected to vest.

Share-Based Payments for Goods and Services

Under ASC 505-50 options or stock awards issued to non-employees who are not directors of the Company are recorded at the fair value of the consideration received, when more reliably measurable, otherwise at the estimated value of the stock options issued at the measurement date. Non-employee options are periodically revalued as the options vest so the cost ultimately recognized is equivalent to the fair value on the date performance is complete with such expense recognized over the related service period on a graded vesting method.

Reclassifications

Where necessary, the prior year’s information has been reclassified to conform to the fiscal 2011 statement presentation.

Recent Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08,  Intangibles - Goodwill and Other which allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill  impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. ASU 2011-08 will be effective for the Company in fiscal 2013, with early adoption permitted. The Company does not expect the adoption of this update will have a material effect on its financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income providing guidance regarding the presentation of comprehensive income. The new standard requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new standard also requires presentation of adjustments for items that are reclassified from other comprehensive income to net income in the statement where the components of net income and the components of other comprehensive income are presented. The updated guidance of ASU 2011-05 is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning with the Company’s fiscal 2012 year. The Company does not expect the adoption of this update will have a material effect on its financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement providing additional guidance on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance of ASU 2011-04 is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning with the Company’s fiscal 2012 year. The Company does not expect the adoption of this update will have a material effect on its financial statements.

Subsequent Events

Management has evaluated events subsequent to September 30, 2011 through the date that the accompanying financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.